Provisions - Changes (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions
Provisions	$ 6,800	$ 6,730	$ 7,202		$ 6,730	$ 7,202	$ 6,580
Additions charged (credited) to net income:
Adjustments on initial adoption of IFRS 9					(32)
Provisions, as restated					6,698	7,202	6,580
Interest expense and similar charges	359	332	317
Personnel expenses - Defined Benefit Plan	157	146	201
Personnel expenses - Defined Contribution Plan	373	330	300
Other	129	51	(186)
Actuarial (gains)/losses recognized in the year in other comprehensive income	(260)	(666)	(530)
Period provisions	433	386	1,067
Contributions from the employer	246	225	542
Payments to pensioners and pre-retirees with a charge to internal provisions	(234)	(191)	(365)
Other payments	(284)	(746)	(413)
Payments to Defined Contribution Plan	(347)	(330)	(300)
Recognition of defined benefit obligations from acquisition of SANTECH	95
Transfer, exchange differences and other changes	(565)	(9)	(11)
Balances at end of year	6,800	6,730	7,202
Provisions for pensions and similar obligations
Provisions
Provisions	4,370	3,860	3,972		3,860	3,972	4,004
Additions charged (credited) to net income:
Provisions, as restated					3,860	3,972	4,004
Interest expense and similar charges	359	332	317
Personnel expenses - Defined Benefit Plan	157	146	201
Personnel expenses - Defined Contribution Plan	373	330	300
Other	129	51	(186)
Actuarial (gains)/losses recognized in the year in other comprehensive income	(260)	(666)	(530)
Contributions from the employer	246	225	542
Payments to pensioners and pre-retirees with a charge to internal provisions	(234)	(191)	(365)
Payments to Defined Contribution Plan	(347)	(330)	(300)
Recognition of defined benefit obligations from acquisition of SANTECH	95
Transfer, exchange differences and other changes	(8)	(9)	(11)
Balances at end of year	4,370	3,860	3,972
Provisions for tax and legal matters
Provisions
Provisions	1,516	1,072	1,306		1,072	1,306	1,005
Additions charged (credited) to net income:
Provisions, as restated					1,072	1,306	1,005
Period provisions	576	197	624
Other payments	(284)	(431)	(323)
Transfer, exchange differences and other changes	152
Balances at end of year	1,516	1,072	1,306
Provisions for off-balance sheet risk
Provisions
Provisions	852	1,032	874	$ 1,000	1,032	874	952
Additions charged (credited) to net income:
Adjustments on initial adoption of IFRS 9					(32)
Provisions, as restated					1,000	874	952
Period provisions	(148)	158	(78)
Balances at end of year	852	1,032	874
Other provisions
Provisions
Provisions	62	766	1,050		766	1,050	619
Additions charged (credited) to net income:
Provisions, as restated					$ 766	$ 1,050	$ 619
Period provisions	5	31	521
Other payments		(315)	(90)
Transfer, exchange differences and other changes	(709)
Balances at end of year	$ 62	$ 766	$ 1,050